UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2016

Date of reporting period:  March 31, 2016

Item 1. Schedule of Investments.
Schedule of Investments  March 31, 2016 (Unaudited)

AC ONE China Fund

	Shares	Value
COMMON STOCKS - 90.9%
Consumer Discretionary - 14.6%
Anta Sports Products	77,000	$169,511
Belle International Holdings	71,000	41,158
BYD Company, Class H *	37,500	215,842
Chow Tai Fook Jewellery	38,200	23,876
Cosmo Lady China Holdings	59,000	47,727
Ctrip.com International - ADR *	8,850	391,701
Goodbaby International Holdings *	222,000	119,815
Great Wall Motor, Class H	152,000	123,432
Haier Electronics Group	79,000	137,731
IMAX China Holding *	16,700	101,203
Man Wah Holdings	45,200	57,288
Samsonite International	56,600	189,585
		1,618,869
Consumer Staples - 6.6%
China Mengniu Dairy	192,000	305,773
Hengan International Group	27,000	235,166
Tsingtao Brewery, Class H	50,000	190,311
		731,250
Financials - 20.3%
Bank Of China, Class H	482,000	200,110
China Life Insurance, Class H	100,000	245,725
CITIC Securities, Class H	181,000	424,634
Haitong Securities, Class H	64,000	109,414
Hong Kong Exchanges & Clearing	5,900	142,167
Industrial & Commercial Bank of China, Class H	576,000	322,660
PICC Property & Casualty, Class H	157,668	290,309
Ping An Insurance Group, Class H	106,000	508,671
		2,243,690
Health Care - 8.1%
CSPC Pharmaceutical Group	238,000	215,427
Sihuan Pharmaceutical Holdings Group	358,000	102,453
Sino Biopharmaceutical	128,000	96,032
Sinopharm Group, Class H	107,600	486,271
		900,183
Industrials - 11.5%
Air China, Class H	327,000	232,062
AviChina Industry & Technology, Class H	275,000	206,789
Beijing Capital International Airport, Class H	130,000	138,841
China Everbright International	94,000	104,973
CSR, Class H	220,000	221,605
Zhuzhou CSR Times Electric, Class H	63,500	371,120
		1,275,390
Information Technology - 20.0%
AAC Technologies	12,000	91,752
Alibaba Group Holding - ADR *	7,110	561,903
Baidu - ADR *	1,615	308,271
GCL - Poly Energy Holdings	668,400	110,453
Tencent Holdings	50,300	1,028,352
TravelSky Technology, Class H	70,000	114,761
		2,215,492
Materials - 1.3%
Bloomage Biotechnology	40,000	87,604
China Lumena New Materials * (a)	284,000	1,830
Nine Dragons Paper Holdings	66,000	50,004
		139,438
Telecommunication Services - 7.5%
China Mobile	57,500	636,811
China Telecom, Class H	364,000	192,710
		829,521
Utilities - 1.0%
China Resources Gas Group	40,000	114,242
Total Common Stocks
(Cost $9,741,898)		10,068,075

SHORT-TERM INVESTMENT - 3.8%
Invesco Liquid Assets Portfolio, Institutional Class, 0.45% ^
(Cost $424,500)	424,500	424,500

Total Investments - 94.7%
(Cost $10,166,398)		10,492,575
Other Assets and Liabilities, Net - 5.3%		586,359
Total Net Assets - 100.0%		$11,078,934

*	Non-income producing security.
(a)
Illiquid Security - A security is consdered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2016, the fair value of these investments were $1,830 or 0.0% of total net assets.  Information concerning the illiquid securities is as follows:

	Security	Shares	Dates Acquired	Cost Basis
	China Lumena New Materials	284,000	11/13 - 01/14	$60,819

^	Variable Rate Security - The rate shown is the current yield as of March 31, 2016.
ADR - American Depositary Receipt

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of March 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,261,875	$8,804,370	$1,830	$10,068,075
Short-Term Investment	424,500	–	–	424,500
Total Investments	$1,686,375	$8,804,370	$1,830	$10,492,575

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments
in
Securities
Balance as of 6/30/2015	$374,402
Accrued discounts/ premiums	-
Realized gain (loss)	(10,745)
Change in net unrealized appreciation (depreciation)	(129,262)
Net purchases (sales)	(6,680)
Transfers out of Level 3	(225,885)
Balance as of 3/31/2016	$1,830
Net unrealized depreciation of Level 3 securities as of March 31, 2016	$(58,989)

Transfers between levels are recognized at the end of the reporting period.  During the period ended March 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund transferred one security from Level 3 to Level 2 during the period due to the liquidity of the security.  The Level 3 investments as of March 31, 2016 represented 0.0% of net assets.

The following provides information regarding the valuation techniques, unobservable inputs used, and other information related to the fair value of Level 3 investments as of March 31, 2016:

Type of Security	Fair Value as of 3/31/2016	Valutaion Technique	Unobservable Input	Range
Common Stocks	$1,830	Consensus pricing	Discount for lack of marketability	0% - 96%

The cost basis of investments for federal income tax purposes at March 31, 2016 was as follows*:

AC ONE China Fund

Cost of investments	$10,166,398
Gross unrealized appreciation	1,614,477
Gross unrealized depreciation	(1,288,300)
Net unrealized appreciation	$326,177

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d‑15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date   May 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ James R. Arnold
                                            James R. Arnold, President

Date    May 24, 2016

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                            Brian R. Wiedmeyer, Treasurer

Date    May 24, 2016